CONDENSED CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Sales	$ 10,996,802	$ 9,627,952	$ 21,156,117	$ 18,790,694	$ 42,575,546	$ 50,906,179
Cost of sales	6,389,247	6,147,904	12,331,924	11,573,499	25,369,118	28,720,367
Gross profit	4,607,555	3,480,048	8,824,193	7,217,195	17,206,428	22,185,812
Operating expenses:
Selling, general and administrative expenses	4,989,608	4,731,887	10,160,867	9,672,558	19,218,922	22,176,598
Acquisition costs	1,278,826	394,366	2,470,721	414,585	684,856
Total operating expenses	6,268,434	5,126,253	12,631,588	10,087,143	19,903,778	22,176,598
Operating (loss) income from continuing operations	(1,660,879)	(1,646,205)	(3,807,395)	(2,869,948)	(2,697,350)	9,214
Other income (expenses):
Investment and other income	(292,454)	288,481	(303,309)	400,238	661,754	284,944
Gain (loss) on sale of assets	15,894		15,894	308,403	288,778	(20,368)
Interest and other expense	(2,661)	(9,498)	(4,938)	(19,091)	(28,514)	(38,440)
Other income, net	(279,221)	278,983	(292,353)	689,550	922,018	226,136
Operating (loss) income from continuing operations before income taxes	(1,940,100)	(1,367,222)	(4,099,748)	(2,180,398)	(1,775,332)	235,350
Income tax expense (benefit)	(613)	(446)	590	(4,903)	20,342	(15,269)
Net (loss) income from continuing operations	(1,939,487)	(1,366,776)	(4,100,338)	(2,175,495)	(1,795,674)	250,619
Net income from discontinued operations, net of tax		(568,745)		1,744,607	1,624,016	6,218,430
Net (loss) income	(1,939,487)	(1,935,521)	(4,100,338)	(430,888)	(171,658)	6,469,049
Other comprehensive income (loss), net of tax:
Unrealized gains/(losses) on available-for-sale securities	2,652	24,549	(6,647)	10,097	9,249	(1,793)
Foreign currency translation adjustment	35,255	(8,902)	54,986	(141,005)	9,648	55,422
Total other comprehensive income	37,907	15,647	48,339	(130,908)	18,897	53,629
Comprehensive (loss) income	$ (1,901,580)	$ (1,919,874)	$ (4,051,999)	$ (561,796)	$ (152,761)	$ 6,522,678
Basic net (loss) income per share:
Continuing operations	$ (0.20)	$ (0.15)	$ (0.44)	$ (0.24)	$ (0.19)	$ 0.03
Discontinued operations		(0.06)		0.19	0.17	0.67
	(0.20)	(0.21)	(0.44)	(0.05)	(0.02)	0.70
Diluted net (loss) income per share:
Continuing operations	(0.20)	(0.15)	(0.44)	(0.24)	(0.19)	0.03
Discontinued operations		(0.06)		0.19	0.17	0.66
	$ (0.20)	$ (0.21)	$ (0.44)	$ (0.05)	$ (0.02)	$ 0.69
Weighted Average Basic Shares Outstanding	9,461,861	9,350,344	9,397,582	9,307,967	9,322,672	9,272,259
Weighted Average Dilutive Shares Outstanding	9,461,861	9,350,344	9,397,582	9,307,967	9,322,672	9,337,422
Dividends declared per share		$ 0.02		$ 0.04